Cover	Mar. 27, 2020
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 27, 2020
Current Fiscal Year End Date	--12-31
Entity File Number	001-36429
Entity Registrant Name	ARES MANAGEMENT CORPORATION
Entity Central Index Key	0001176948
Entity Tax Identification Number	80-0962035
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	2000 Avenue of the Stars
Entity Address, Address Line Two	12th Floor
Entity Address, City or Town	Los Angeles
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90067
City Area Code	310
Local Phone Number	201-4100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Class A Common Stock
Document Information [Line Items]
Title of 12(b) Security	Class A Common Stock, par value $0.01 per share
Trading Symbol	ARES
Security Exchange Name	NYSE
Series A Preferred Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	7.00% Series A Preferred Stock, par value $0.01 per share
Trading Symbol	ARES.PRA
Security Exchange Name	NYSE